Trade and Other Payables - Summary of Trade and Other Payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Financial
Dividend payable	₨ 1,405	$ 22	₨ 72,170
Trade payables	84,345	1,295	62,949
Creditors for capital expenditure	33,131	509	37,444
Security deposit and retentions	9,011	138	9,867
Other liabilities-current	49,167	755	32,441
Total - Financial	177,059	2,719	214,871
Non Financial
Statutory Liabilities	25,973	399	19,072
Advances from customers	49,442	759	47,354
Other payables	3,584	56	4,497
Total - Non Financial	78,999	1,214	70,923
Trade and other payables	₨ 256,058	$ 3,933	₨ 285,794